UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell              Charlotte, North Carolina        2/17/09
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:        $99,298
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.           Form 13F File Number       Name

         1                                    St. George Partners, LLC
         2                                    Ian Banwell


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                                                    FORM 13F INFORMATION TABLE

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             COLUMN 1             COLUMN 2       COLUMN3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                                                                      SHRS OR   SH/   PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP  VALUE(x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                      COM               00130H105       10,374 1,259,000 SH           SOLE                   1,259,000
AES CORP                      COM               00130H105        9,888 1,200,000 SH    CALL   SOLE                   1,200,000
ALLEGHENY ENERGY INC          COM               017361106        1,693    50,000 SH           SOLE                      50,000
AMERICAN EXPRESS CO           COM               025816109        2,783   150,000 SH    CALL   SOLE                     150,000
ANNALY CAP MGMT INC           COM               035710409        3,174   200,000 SH           SOLE                     200,000
BARCLAYS BK PLC               DJAIG CMDT ETN    06738C778          446    12,680 SH           SOLE                      12,680
COEUR D ALENE MINES CORP IDA  COM               192108108           26    30,000 SH    CALL   SOLE                      30,000
DICKS SPORTING GOODS INC      COM               253393102          706    50,000 SH    CALL   SOLE                      50,000
HECKMANN CORP                 *W EXP 11/09/201  422680116          575   500,000 SH           SOLE                     500,000
HORIZON LINES INC             COM               44044K101        2,941   842,554 SH           SOLE                     842,554
HORIZON LINES INC             COM               44044K101        3,143   900,700 SH    CALL   SOLE                     900,700
HUGHES COMMUNICATIONS INC     COM               444398101          253    15,894 SH           SOLE                      15,894
INTEL CORP                    COM               458140100          513    35,000 SH    CALL   SOLE                      35,000
ISHARES INC                   MSCI BRAZIL       464286400        1,767    50,500 SH           SOLE                      50,500
LORILLARD INC                 COM               544147101        2,536    45,000 SH           SOLE                      45,000
MARRIOTT INTL INC NEW         CL A              571903202        1,459    75,000 SH    CALL   SOLE                      75,000
MGM MIRAGE                    COM               552953101          688    50,000 SH    CALL   SOLE                      50,000
MICROSOFT CORP                COM               594918104        1,610    82,800 SH           SOLE                      82,800
MICROSOFT CORP                COM               594918104        3,888   200,000 SH    CALL   SOLE                     200,000
NAVIOS MARITIME ACQUIS CORP   UNIT 99/99/9999   Y62159127        2,213   250,000 SH           SOLE                     250,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002106          332     4,500 SH           SOLE                       4,500
SELECT SECTOR SPDR TR         SBI INT-INDS      81369Y704        1,013    43,268 SH           SOLE                      43,268
SMITHFIELD FOODS INC          COM               832248108       11,723   833,213 SH           SOLE                     833,213
SMITHFIELD FOODS INC          COM               832248108       11,256   800,000 SH    CALL   SOLE                     800,000
SOUTHERN COPPER CORP          COM               84265V105          562    35,000 SH           SOLE                      35,000
STAR BULK CARRIERS CORP       COM               Y8162K105          511   199,976 SH           SOLE                     199,976
STARBUCKS CORP                COM               855244109        2,365   250,000 SH    CALL   SOLE                     250,000
TALISMAN ENERGY INC           COM               87425E103          769    77,000 SH    CALL   SOLE                      77,000
TARGET CORP                   COM               87612E106        6,906   200,000 SH    PUT    SOLE                     200,000
TEXTRON INC                   COM               883203101        4,855   350,000 SH    CALL   SOLE                     350,000
UNITEDHEALTH GROUP INC        COM               91324P102        2,660   100,000 SH    CALL   SOLE                     100,000
WENDYS ARBYS GROUP INC        COM               950587105        3,141   635,911 SH           SOLE                     635,911
WYNN RESORTS LTD              COM               983134107          211     5,000 SH           SOLE                       5,000
XEROX CORP                    COM               984121103          724    90,826 SH           SOLE                      90,826
XEROX CORP                    COM               984121103          797   100,000 SH    CALL   SOLE                     100,000
XEROX CORP                    COM               984121103          797   100,000 SH    PUT    SOLE                     100,000

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